SHARE CAPITAL	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
SHARE CAPITAL
a)	Authorized Capital

Unlimited number of common shares, participating, voting (voting right of 1 vote per share), with no par value.

100,000 Class “B” common shares, non-participating, voting (voting right of 1,000 votes per share), with no par value.

b)	Issued and Outstanding Common Shares

i.	On July 15, 2016, the Company entered into a debt settlement agreement with a company controlled by a Director and Officer of the Company to settle outstanding accounts payable of $25,000. The Company agreed to issue 25,000,000 shares with a fair value equal to the value of the underlying debt settled.

On August 15, 2016, the Company entered into an assignment of creditors and settlement of debt agreement with certain arm’s length parties. The Company settled certain promissory notes totalling $118,204 (US$91,475) by the issuance of 8,000,000 shares with a fair value equal to the value of the underlying debt settled (Note 9(b)).

On December 20, 2016, the Company entered into an assignment of creditors and settlement of debt agreement with certain arm’s length parties. The Company settled promissory notes totalling $175,185 (including US$65,550) by the issuance of 8,000,000 shares with a fair value of $133,779. A gain of $41,406 on the settlement of debts was recognized.

ii.	On December 12, 2016, the Company completed a private placement of 500,000 shares at US$0.50 per share, raising gross proceeds of $308,977 (US$250,000). The shares were not issued by December 31, 2016 and on September 20, 2017, the Company re-priced the subscription share price to US$0.10 per share and issued 2,500,000 common shares to the subscribers.

iii.	On June 12, 2017, the Company settled convertible promissory notes totalling $32,700 by the issuance of 2,000,000 common shares with a fair value equal to the value of the underlying debt settled.

On September 21, 2017, the Company settled a convertible promissory note owed to a company controlled by a former Officer and Director of the Company in the amount of $61,694 (US$50,000) by the issuance of 1,000,000 common shares with a fair value equal to the value of the underlying debt settled.

iv.	On October 10, 2018, the Company passed a resolution authorizing the creation of a new 100,000 Class “B” common shares with the following characteristics: non-participating, no par value, and with the voting right of 1,000 votes per share.

On the same day, the Company issued 100,000 Class “B” common shares at $0.001 per share for total proceeds of $100 to a shareholder who is also a Director and Officer of the Company.

c)	Share-Based Payments

i.	During the year ended December 31, 2016, the Company issued 250,000 shares at a fair value of $0.06 per share to a related party for consulting services rendered. Share-based compensation of $15,000 was recorded (Note 14(b)(iii)).

ii.	During the year ended December 31, 2017, the Company entered into a consulting agreement for the provision of business strategy and compliance services. The Company issued 250,000 common shares valued at $21,896.

iii.	During the year ended December 31, 2018, the Company entered into a consulting agreement for the provision of business strategy and compliance services. The Company issued 600,000 common shares valued at $7,373.

d)	Share Purchase Warrants

The Company had no share purchase warrants outstanding for the years ended December 31, 2018, 2017, and 2016.

e)	Escrow Shares

On September 19, 2014, the Company entered into an escrow agreement with a creditor. The Company agreed to pay the creditor $2,500 upon signing of the agreement and to issue 1,500 shares to be held in escrow. The Company was obligated to pay the creditor a further $7,334 (US$6,687) forty five days after the Company’s stock becomes DWAC-eligible. On December 22, 2016, the Company paid $5,374 (US$4,000) and the creditor agreed to release these shares from escrow.

As of December 31, 2018, the 1,500 shares were held in trust by the corporate lawyer and have not been returned to the Company’s Treasury.